ACCOUNTS PAYABLE (Details Narrative) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Payables and Accruals [Abstract]
Accounts payable	$ 296,024	$ 98,200	$ 44,859